UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  October 30 2002

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $88,565



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     2826 69955.00 SH       SOLE                 69955.00
ALCOA INC                      COM              013817101     1720 89098.00 SH       SOLE                 89098.00
AMERICAN INTL GROUP            COM              026874107     3151 57609.00 SH       SOLE                 57609.00
AMGEN INC.                     COM              031162100      295  7075.00 SH       SOLE                  7075.00
APPLIED MATERIALS INC.         COM              038222105     1419 122865.00SH       SOLE                122865.00
BB&T CORP.                     COM              054937107     3906 111476.00SH       SOLE                111476.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     1770 93105.00 SH       SOLE                 93105.00
CINTAS CORP.                   COM              172908105     3011 71839.00 SH       SOLE                 71839.00
CISCO SYSTEMS                  COM              17275R102     1526 145615.00SH       SOLE                145615.00
COPART INC                     COM              217204106     1651 152137.00SH       SOLE                152137.00
DANAHER CORP                   COM              235851102     2554 44925.00 SH       SOLE                 44925.00
DOVER CORP.                    COM              260003108     2202 86770.00 SH       SOLE                 86770.00
EGL INC.                       COM              268484102     2135 193940.00SH       SOLE                193940.00
EMERSON ELECTRIC               COM              291011104     2117 48187.00 SH       SOLE                 48187.00
EXPEDITORS INTL                COM              302130109     3579 128105.00SH       SOLE                128105.00
EXXON-MOBIL                    COM              30231G102     3138 98363.00 SH       SOLE                 98363.00
GENERAL ELECTRIC               COM              369604103      279 11320.00 SH       SOLE                 11320.00
GOLDMAN SACHS GROUP INC        COM              38141G104     2100 31804.00 SH       SOLE                 31804.00
HARMONIC INC.                  COM              413160102      337 192335.00SH       SOLE                192335.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     2266 182331.00SH       SOLE                182331.00
HEWLETT-PACKARD                COM              428236103     1267 108532.39SH       SOLE                108532.39
ILLINOIS TOOL WORKS            COM              452308109     3091 52995.00 SH       SOLE                 52995.00
INTEL                          COM              458140100     1492 107405.00SH       SOLE                107405.00
KEYCORP                        COM              493267108      460 18411.00 SH       SOLE                 18411.00
LEGGETT & PLATT                COM              524660107     2503 126485.00SH       SOLE                126485.00
LEXMARK INTL GROUP INC. - CL A COM              529771107     2427 51640.00 SH       SOLE                 51640.00
MERCK                          COM              589331107      287  6271.04 SH       SOLE                  6271.04
MICROSOFT                      COM              594918104     2791 63818.00 SH       SOLE                 63818.00
MOTOROLA                       COM              620076109     1678 164858.75SH       SOLE                164858.75
NORTEL NETWORKS CORP           COM              656568102      141 261935.00SH       SOLE                261935.00
PEPSICO                        COM              713448108     2845 77007.00 SH       SOLE                 77007.00
PFIZER                         COM              717081103     3116 107390.00SH       SOLE                107390.00
PROCTER & GAMBLE               COM              742718109     3480 38937.00 SH       SOLE                 38937.00
ROYAL DUTCH PETROLEUM          COM              780257804     2460 61242.00 SH       SOLE                 61242.00
SBC COMMUNICATIONS             COM              78387G103     1321 65728.00 SH       SOLE                 65728.00
SCHERING-PLOUGH                COM              806605101     1982 92969.00 SH       SOLE                 92969.00
SCHWAB (CHARLES) CORP          COM              808513105     1804 207300.00SH       SOLE                207300.00
SOVEREIGN BANCORP              COM              845905108     2946 228385.00SH       SOLE                228385.00
TELETECH HOLDINGS INC          COM              879939106     1884 301459.00SH       SOLE                301459.00
TELLABS, INC.                  COM              879664100      837 205576.00SH       SOLE                205576.00
TIDEWATER INC.                 COM              886423102     2100 77797.00 SH       SOLE                 77797.00
WALGREEN                       COM              931422109      274  8901.00 SH       SOLE                  8901.00
WATSON PHARMACEUTICALS         COM              942683103     2292 93521.00 SH       SOLE                 93521.00
WELLS FARGO COMPANY            COM              949746101     3103 64428.00 SH       SOLE                 64428.00